Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Short-Term Investments [Abstract]
Disclosure of Detailed Information About Cash and Cash Equivalents and Short-Term Investments
Cash and cash equivalents and short-term investments as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Deposits in banks (1)	$334,850	$206,911	$217,352
Short-term investments	80,000	67,756	67,891
Total	$414,850	$274,667	$285,243
(1) A portion of cash and cash equivalents is classified as restricted cash, as it includes customer balances of $926 thousand and $289 thousand as of December 31, 2024, and 2023, respectively.